Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	$ 103,642	$ 133,246	$ 127,187
U.S.A and North America [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	49,763	84,949	84,572
Israel [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	35,774	36,144	31,959
Europe [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	5,677	4,461	4,701
Latin America [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	9,127	6,867	3,792
Asia [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	3,167	766	2,067
Others [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	$ 134	$ 59	$ 96